Income Taxes - Schedule of components of loss before income tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
Loss before income taxes	$ (210.8)	$ (341.8)	$ (458.9)
United States
Operating Loss Carryforwards [Line Items]
Loss before income taxes	(65.6)	(231.4)	(280.3)
Other countries
Operating Loss Carryforwards [Line Items]
Loss before income taxes	$ (145.2)	$ (110.4)	$ (178.6)